Note 40 (Tables)	6 Months Ended
Jun. 30, 2023
Provisions or reversal of provisions [Abstract]
Provisions or reversal of provisions [Table Text Block]
In the six months ended June 30, 2023 and 2022 the net provisions recognized in this condensed income statement line item were as follows:

Provisions or reversal of provisions (Millions of Euros)
	Notes	June 2023	June 2022
Pensions and other post-employment defined benefit obligations	24	32	(49)
Commitments and guarantees given		14	27
Pending legal issues and tax litigation		72	105
Other provisions		11	29
Total		129	112